As filed with the U.S. Securities and Exchange Commission on 10/7/19

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23358

Angel Oak Financial Strategies Income Term Trust

(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Address of principal executive offices) (Zip code)

Dory S. Black, Esq., President

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2019

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

July 31, 2019

Angel Oak Financial Strategies Income Term Trust

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE

Suite 1725

Atlanta, GA 30326

(404) 953-4900

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by calling (855) 751-4324.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (855) 751-4324 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Fund complex if you invest directly with the Fund.

Investment Results – (Unaudited)

Fund Information (as of July 31, 2019)

Market Price	$20.02
Net Asset Value (“NAV”)	$20.07
Premium / (Discount) to NAV	(0.25%)
Market Price Distribution Rate(1)	7.02%
NAV Distribution Rate(1)	7.01%

(1) Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice.

Cumulative Returns(2)

(For the Period Ended July 31, 2019)

Since Inception(3)
Angel Oak Financial Strategies Income Term Trust – NAV	0.94%
Angel Oak Financial Strategies Income Term Trust – Market Price	0.69%
Bloomberg Barclays U.S. Aggregate Bond Index(4)	1.48%

(2) Return figures reflect any change in price per share and assume the reinvestment of all distributions under the Fund’s dividend reinvestment plan. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when sold, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

(3) Inception date is May 31, 2019.

(4) The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Portfolio Holdings – (Unaudited)

The investment objective of Angel Oak Financial Strategies Income Term Trust is to seek current income with a secondary objective of total return.

* As a percentage of total investments.

Angel Oak Financial Strategies Income Term Trust

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Value
Corporate Obligations – 86.33%
Financial – 86.33%
Avidbank Holdings, Inc., 6.875% (3 Month LIBOR USD + 5.367%), 11/15/2025 (a)(b)	$4,000,000	$4,082,080
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	6,500,000	6,623,646
BankGuam Holding Co., 6.350% (3 Month LIBOR USD + 4.660%), 6/30/2029 (a)	9,000,000	9,010,106
BankSouth Holding Co., 5.875% (3 Month LIBOR USD + 4.020%), 7/30/2029 (a)(b)	5,000,000	4,998,778
Banterra Bank, 6.000% (3 Month LIBOR USD + 4.120%), 6/7/2029 (a)	7,500,000	7,500,000
Cadence BanCorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (a)	3,750,000	3,780,141
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(b)	2,500,000	2,553,591
Central Bancshares, Inc., 5.750% (3 Month LIBOR USD + 3.870%), 6/30/2029 (a)(b)	5,000,000	5,028,296
Clear Blue Financial Holdings LLC, 7.000%, 4/15/2025 (b)	6,000,000	6,073,172
Empire Bancorp, Inc., 7.375%, 12/17/2025 (b)	3,000,000	3,155,221
FedNat Holding Co., 7.500%, 3/15/2029 (b)	5,000,000	5,112,500
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)	12,000,000	12,427,191
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(b)	1,500,000	1,505,375
First Priority Bank, 7.000%, 11/30/2025 (b)	3,000,000	3,107,400
First Southwest Corp., 6.350% (3 Month LIBOR USD + 4.080%), 6/1/2029 (a)(b)	7,000,000	7,038,088
German American Bancorp, Inc., 4.500% (3 Month LIBOR USD + 2.680%), 6/30/2029 (a)(b)	1,500,000	1,497,493
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (a)	3,500,000	3,596,949
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (a)(b)	2,000,000	2,027,386
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(b)	3,000,000	3,092,849
JPMorgan Chase & Co., 3.079% (3 Month LIBOR USD + 0.500%), 2/1/2027 (a)	6,459,000	5,948,093
KeyCorp Capital I, 3.059% (3 Month LIBOR USD + 0.740%), 7/1/2028 (a)	6,776,000	6,104,498
Kingstone Cos., Inc., 5.500%, 12/30/2022	2,995,000	3,007,560
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(b)	5,000,000	5,001,972
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	10,000,000	10,797,436
MB Financial Bank, NA, 4.000% (3 Month LIBOR USD + 1.873%), 12/1/2027 (a)	1,500,000	1,521,023
Midland States Bancorp, Inc., 6.500%, 6/18/2025	11,500,000	12,010,785
Nano Financial Holdings, Inc., 7.000%, 7/1/2024 (b)	5,000,000	5,000,567
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (a)	3,000,000	3,127,290
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(b)	1,000,000	1,016,916
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (b)	2,600,000	2,724,683
Renasant Corp., 8.500%, 6/27/2024 (b)	5,000,000	5,160,207
Simmons First National Corp., 5.000% (3 Month LIBOR USD + 2.150%), 4/1/2028 (a)	5,000,000	5,094,294
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(b)	4,000,000	4,085,202
Southside Bancshares, Inc., 5.500% (3 Month LIBOR USD + 4.297%), 9/30/2026 (a)	3,000,000	3,048,817
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	2,700,000	2,773,893
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(b)	4,000,000	4,073,506
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (a)	4,050,000	4,068,606
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (a)	3,000,000	3,097,676
United Community Banks, Inc., 4.500% (3 Month LIBOR USD + 2.120%), 1/30/2028 (a)	2,000,000	2,014,633
United Financial Bancorp, Inc., 5.750%, 10/1/2024	4,000,000	4,282,258
United Insurance Holdings Corp., 6.250%, 12/15/2027	4,500,000	4,633,910
Wintrust Financial Corp., 4.850%, 6/6/2029	6,000,000	6,081,095
WT Holdings, Inc., 7.000%, 4/30/2023 (b)	2,700,000	2,701,930

TOTAL CORPORATE OBLIGATIONS – (Cost – $199,311,517)		199,587,112

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Schedule of Investments – (continued)

July 31, 2019 (Unaudited)

	Shares	Value
Preferred Stocks – 10.05%
Financial – 6.06%
Beal Trust I	5,000	$5,137,500
First Internet Bancorp, 6.000%, 6/30/2029	300,000	7,800,000
TriState Capital Holdings, Inc.	40,000	1,065,600

		14,003,100

Real Estate Investment Trust – 3.99%
Annaly Capital Management, Inc.	160,000	4,113,600
Ready Capital Corp., 6.200%, 04/30/2021	200,000	5,102,000

		9,215,600

TOTAL PREFERRED STOCKS (Cost – $22,653,712)		23,218,700

Short-Term Investments – 2.86%
Money Market Funds – 2.86%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.190% (c)	6,615,638	6,615,638

TOTAL SHORT-TERM INVESTMENTS (Cost – $6,615,638)		6,615,638

TOTAL INVESTMENTS – 99.24% (Cost – $228,580,867)		229,421,450

Other Assets in Excess of Liabilities – 0.76%		1,768,369

NET ASSETS – 100.00%		$231,189,819

(a)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed as of July 31, 2019.
(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procesures established by the Fund’s Board of Trustees. At July 31, 2019, the value of these securities amounted to $99,232,187, or 42.92% of net assets.

(c)	Rate disclosed is the seven day yield as of July 31, 2019.

See accompanying notes which are an integral part of these financial statements.

Statement of Assets and Liabilities

July 31, 2019 (Unaudited)

Financial Strategies Income Term Trust
Assets
Investments in securities at fair value (cost $228,580,867)	$229,421,450
Cash	100,000
Dividends and interest receivable	1,945,353
Prepaid expenses	1,685

Total Assets	231,468,488

Liabilities
Payable to Adviser	176,812
Payable to administrator, fund accountant, and transfer agent	20,701
Payable to custodian	2,623
Payable to Trustees	4,827
Other accrued expenses	73,706

Total Liabilities	278,669

Net Assets	$231,189,819

Net Assets consist of:
Paid-in capital	$230,380,010
Total distributable earnings (accumulated deficit)	809,809

Net Assets	$231,189,819

Shares outstanding (unlimited number of shares authorized, par value of $0.001 per share)	11,519,000

Net asset value (“NAV”)	$20.07

See accompanying notes which are an integral part of these financial statements.

Statement of Operations

For the Period Ended July 31, 2019 (a) (Unaudited)

Financial Strategies Income Term Trust
Investment Income
Interest	$1,622,877
Dividends	162,269

Total Investment Income	1,785,146

Expenses
Investment Advisory	503,176
Service fees	44,727
Legal	29,324
Trustee	11,637
Fund accounting	7,840
Audit	7,202
Transfer agent	6,836
Administration	6,025
Printing	2,697
Custodian	2,623
Compliance	2,200
Insurance	1,327
Miscellaneous	6,947

Total Expenses	632,561

Fees contractually waived by Adviser (See Note 4)	(36,202)
Fees voluntarily waived by Adviser (See Note 4)	(130,453)

Net operating expenses	465,906

Net Investment Income (Loss)	1,319,240

Realized and Unrealized Gain (Loss) on Investments
Net change in unrealized appreciation (depreciation) on investments	840,583

Net realized and unrealized gain (loss) on investments	840,583

Net increase (decrease) in net assets resulting from operations	$2,159,823

(a) Fund commenced operation on May 31, 2019.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Statement of Changes in Net Assets

For the Period Ended July 31, 2019 (Unaudited) (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$1,319,240
Net change in unrealized appreciation (depreciation) on investments and futures contracts	840,583

Net increase (decrease) in net assets resulting from operations	2,159,823

Distributions to Shareholders
Total distributions	(1,350,014)

Capital Transactions
Proceeds from shares sold	230,377,760
Reinvestment of distributions	2,250

Net increase (decrease) in net assets resulting from capital transactions	230,380,010

Total Increase (Decrease) in Net Assets	231,189,819

Net Assets
Beginning of period	–

End of period	$231,189,819

Share Transactions
Shares sold	11,518,888
Shares issued in reinvestment of distributions	112

Net increase (decrease) in share transactions	11,519,000

(a)	Fund commenced operations on May 31, 2019.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2019 (Unaudited) (a)
Selected Per Share Data:
Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income (loss)	0.12
Net realized and unrealized gain (loss) on investments	0.07

Total from investment operations	0.19

Less distributions to shareholders:
From net investment income	(0.12)

Total distributions	(0.12)

Net asset value, end of period	$20.07

Total return on net asset value	0.94	% (b)(c)

Total return on market	0.84	% (b)(d)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$231,190
Ratio of expenses to average net assets after waiver and reimbursement (e)	1.25	% (f)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	3.09	% (f)
Ratio of net investment income (loss) to average net assets after waiver and reimbursement	3.54	% (f)
Portfolio turnover rate	0.00%

(a) Fund commenced operations on May 31, 2019.
(b) Not Annualized.

(c)   Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(d)   Total return on market is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(e) Ratio of expenses to average net assets before waiver and reimbursement.	1.70	% (f)
(f) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements

July 31, 2019 (Unaudited)

NOTE 1. ORGANIZATION

Angel Oak Financial Strategies Income Term Trust (the “Trust” or the “Fund”), a Delaware statutory trust organized on June 14, 2018, is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust’s sole series is the Fund. The Fund commenced operations on May 31, 2019 and is listed on the New York Stock Exchange (“NYSE”) under the symbol “FINS”. The investment objective of the Fund is to seek current income with a secondary objective of total return.

The Fund will terminate on or before May 31, 2031 (the “Termination Date”); provided, that if the Board of Trustees (the “Board”) believes that, under then-current market conditions, it is in the best interests of the Fund to do so, the Fund may extend the Termination Date: (i) once for up to one year (i.e., up to May 31, 2032), and (ii) once for up to an additional six months (i.e., up to November 30, 2032), in each case upon the affirmative vote of a majority of the Board and without Shareholder approval. In determining whether to extend the Termination Date, the Board may consider the inability to sell the Fund’s assets in a time frame consistent with termination due to lack of market liquidity or other extenuating circumstances. Additionally, the Board may determine that market conditions are such that it is reasonable to believe that, with an extension, the Fund’s remaining assets will appreciate and generate income in an amount that, in the aggregate, is meaningful relative to the cost and expense of continuing the operation of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in accordance with the generally accepted accounting principles in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 “Financial Services-Investment Companies.”

Securities Valuation and Fair Value Measurements – The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, corporate obligations and trust preferred securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board. All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the “Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2019:

Assets	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$199,587,112	$–	$199,587,112
Preferred Stocks	18,081,200	5,137,500	–	23,218,700
Short-Term Investments	6,615,638	–	–	6,615,638
Total	$24,696,838	$204,724,612	$–	$229,421,450

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended July 31, 2019, the Fund did not incur any interest or penalties.

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Federal Income Taxes – The Fund intends to elect and continue to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

Security Transactions and Income Recognition – Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life. Dividend income and corporate actions, if any, are recorded on the ex-date. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Fund’s shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Distributions to Shareholders – Distributions from the Fund’s net investment income are declared and paid monthly. The Fund intends to distribute its net realized long term capital gains and net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended July 31, 2019, there were no reclassifications.

Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Cash and Cash Equivalents – Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. government securities and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or pollical conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Repurchase Agreements – Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or the date of maturity of the purchased security. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, the Fund will seek to liquidate such collateral. The exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays, and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund did not hold any repurchase agreements during the period ended July 31, 2019.

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Fund will segregate assets determined to be liquid by the Adviser or otherwise covered its obligations under reverse repurchase agreement. The Fund did not hold any reverse repurchase agreements during the period ended July 31, 2019.

Subordinated Debt of Banks and Diversified Financial Companies – The Fund may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings intuitions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

High Yield Securities – The Fund may invest in below investment grade securities, including certain securities issued by U.S. community banks and other financial institutions. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.

Structured Products – The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invests. In addition to the normal interest rate, default and other risks of fixed income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.

Common and Preferred Stocks – The Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Futures Contracts – The Fund may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The Fund did not hold any futures contracts during the period ended July 31, 2019.

Options – The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option for American options or only at expiration for European options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of the Fund or with a custodian to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while depriving the seller of the opportunity to invest the segregated assets.

The Fund may close out a position when writing options by purchasing an option on the same underlying security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option. The Fund did not hold any options during the period ended July 31, 2019.

Swaps – The Fund may enter into swap contracts to hedge various investments for risk management or to pursue its investment objective. The Fund may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps, options on foregoing swaps, and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. Swap agreements are valued by a pricing service and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. The Fund did not hold any swaps during the period ended July 31, 2019.

Trust Preferred Securities – The Fund may invest in trust preferred securities, or “TruPS,” which are securities that are typically issued by banks and other financial institutions that combine the features of corporate debt securities and preferred securities as well as certain features of equity securities. TruPS are typically issued by banks and other financial institutions, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Many TruPS are issued by trusts or other special purpose entities established by banks and other financial institutions and are not a direct obligation of those banks and other financial institutions. The TruPS market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. TruPS are typically issued with a final maturity date, although some (usually those of foreign issuers) are perpetual in nature. TruPS are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, TruPS typically permit an issuer to defer the payment of

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the TruPS have not been made), TruPS are often deemed to be a close substitute for traditional preferred securities. TruPS also possess many of the typical characteristics of equity securities due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the issuer’s profitability as opposed to any legal claims to specific assets or cash flows.

NOTE 3. FUND CERTIFICATION

The Fund is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund filed with the SEC the certification of its chief executive officer and principal financial officer required by section 302 of the Sarbanes-Oxley Act.

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily Managed Assets (as defined below) of the Fund. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes) (“Managed Assets”). The Adviser has voluntarily agreed to waive its management fee to 1.00% of the Fund’s Managed Assets for the first year of the Fund’s operation. The Adviser may not recoup from the Fund any waived amount or reimbursed expenses pursuant to this arrangement. The Adviser may amend or discontinue this voluntary waiver at any time without advance notice.

The Adviser has also contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any management fees, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses to 0.25% of the Fund’s Managed Assets (the “Expense Limit”) through at least May 31, 2020 (the “Limitation Period”). The Expense Limit may be eliminated at any time by the Board, on behalf of the Fund, upon 60 days’ written notice to the Adviser. Prior to the end of the Limitation Period, the Expense Limit may not be terminated by the Adviser without the consent of the Board of Trustees. The contractual waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above or the expense limitation in effect at the time of the reimbursement (which ever is lower). The amount subject to repayment by the Fund, pursuant to the aforementioned conditions at July 31, 2019, is $36,202 and is recoverable through July 31, 2022.

Destra Capital Investments LLC (“Destra”) provides investor support services in connection with the ongoing operation of the Fund. Such services include providing ongoing contact with respect to the Fund and its performance with financial advisors that are representatives of financial intermediaries, and communicating with the NYSE specialist for the Shares, and with the closed-end fund analyst community regarding the Fund on a regular basis. The Fund pays Destra a service fee in an annual amount equal to 0.12% of the average aggregate daily value of the Fund’s Managed Assets during the Fund’s first year of operations and 0.10% of the average daily value of the Fund’s Managed Assets from the end of the Fund’s first year of operations through the Termination Date.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.

Certain officers, Trustees and shareholders of the Fund are also owners or employees of the Adviser.

Angel Oak Financial Strategies Income Term Trust

Notes to the Financial Statements - (continued)

July 31, 2019 (Unaudited)

NOTE 5. ORGANIZATIONAL AND OFFERING COSTS

Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. These organization and offering expenses were paid by the Adviser and will not be subject to reimbursement by the Fund.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended July 31, 2019, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Sales
$222,063,199	$0

For the period ended July 31, 2019, there were no purchases or sales of U.S. Government securities for the Fund.

NOTE 7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivable – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim period within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Fund’s financial statements.

In August 2018, FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 8. SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following.

Leverage has been added to the Fund subsequent to July 31, 2019, in the form of reverse repurchase agreements and a line of credit. The Fund entered into a $30 million secured, committed, margin facility (the “Facility”) with IberiaBank, which expires on September 17, 2022. Under the Facility, interest is charged on a floating rate based on the 1-month LIBOR rate plus 2.40% and is payable on the last day of each interest period.

Effective August 1, James E. Stueve has resigned from the Board.

Additional Information (Unaudited)

1. Disclosure of Portfolio Holdings

The Fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.

3. Statement Regarding the Basis for the Approval of the Investment Advisory Agreement

Pursuant to Section 15(c) of the 1940 Act, at the in-person organizational meeting held on March 27, 2019 (the “Meeting”), the Board considered the approval of the Investment Advisory Agreement (the “Investment Advisory Agreement” or the “Agreement”) between the Fund and the Adviser for an initial two-year period. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the adoption of the Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request.

Accordingly, in determining whether to adopt the Investment Advisory Agreement between the Adviser and the Fund, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser and by the Fund’s administrator that provided the Board with information regarding the estimated fees and expenses of the Fund, as compared to other similar closed-end funds.

Following their review and consideration, the Trustees determined that the Investment Advisory Agreement with respect to the Fund would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the adoption of the Investment Advisory Agreement. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee and expense information prepared by Fund management. In considering the Investment Advisory Agreement with respect to the Fund, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:

The nature, extent and quality of the advisory services to be provided. The Trustees concluded that Angel Oak is capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past to each series of Angel Oak Funds Trust (the “AOFT Funds”), a registered open-end management investment company, and Angel Oak Strategic Credit Fund, a registered closed-end management investment company that is operated as an “interval fund” (together with the AOFT Funds, the “Angel Oak Funds”), Angel Oak’s management capabilities demonstrated with respect to the Angel Oak Funds, the professional qualifications and experience of each of the portfolio managers of the Fund, Angel Oak’s investment and management oversight processes, and the competitive investment performance of the Angel Oak Funds. The Trustees also determined that Angel Oak proposed to provide investment advisory services that were of the same quality as services provided to the Angel Oak Funds in the past, and that these services are appropriate in scope and extent in light of the Fund’s proposed operations, the competitive landscape of the investment company business and investor needs. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services to be provided by Angel Oak, the Trustees concluded that Angel Oak is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other comparable investment companies.

The investment performance of the Fund. The Board noted that the Fund had not yet commenced operations, and consequently, the Fund’s performance was not relevant to their considerations. The Board considered the past performance of the Angel Oak Funds based on materials provided by Angel Oak and information obtained from an independent third-party data provider. The Board noted that the performance of the Angel Oak Funds reflected positively on Angel Oak’s experience and ability to successfully implement the Fund’s strategies. They noted in particular the competitive performance of the Angel Oak Financials Income Fund (a series of Angel Oak Funds Trust), and they observed that the portfolio management team for the Fund would include individuals currently responsible for the Angel Oak Financials Income Fund and other Angel Oak Funds.

The cost of advisory services to be provided and the level of profitability. On the basis of comparative information derived from the expense data that was provided to the Board, the Trustees determined that the overall projected expense ratio of the Fund is in-line with the average expense ratios for its peer closed-end funds. The Trustees noted the difficulty in identifying relevant comparative fee information due to the Fund’s unique investment strategies and the limited universe of similar funds. The Board noted that the quality of services provided by Angel Oak and the past performance of the Angel Oak Funds demonstrated that the proposed advisory fees offered an appropriate value for the Fund and its shareholders. The Trustees also noted that Angel Oak had agreed to enter into a contractual commitment to waive its fees and/or reimburse certain expenses to limit the Fund’s total annual fund operating expenses through at least May 31, 2020.

The Board also reviewed the fees that Angel Oak charges its other clients for discretionary portfolio management services, noting that the firm has a variety of account types with different fee arrangements. The Trustees took into account the unique management requirements involved in managing a registered closed-end investment company as opposed to other types of client accounts and open-end funds.

The Board also focused on Angel Oak’s projected level of profitability with respect to the Fund and noted that Angel Oak’s expected level of profitability (including the profitability excluding distribution-related expenses) was acceptable and not unreasonable. Accordingly, on the basis of the Board’s review of the proposed fees to be charged by Angel Oak for investment advisory services, the investment advisory and other services to be provided to the Fund by Angel Oak, and the estimated level of profitability from Angel Oak’s relationship with the Fund, the Board concluded that the proposed level of investment advisory fees and Angel Oak’s projected profitability were appropriate in light of the advisory fees, overall expense ratios and investment performance of comparable investment companies.

The extent to which economies of scale may be realized as the Fund grows and whether the proposed advisory fee reflects possible economies of scale. While it was noted that the Fund’s investment advisory fee will not decrease as the Fund’s assets grow because it will not be subject to investment advisory fee breakpoints, the Trustees concluded that the Fund’s proposed investment advisory fee is appropriate in light of the projected size of the Fund, and appropriately reflects the current economic environment for Angel Oak and the competitive nature of the closed-end fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment advisory fee payable to Angel Oak with respect to the Fund, in the future, at which time the implementation of fee breakpoints on the Fund could be considered.

Benefits to Angel Oak from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that will be derived by Angel Oak from its relationship with the Fund are reasonable and fair and consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations. In approving the Investment Advisory Agreement, the Trustees determined that Angel Oak has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that Angel Oak has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment, including the payment of organizational, offering and distribution costs for the Fund as well as the Operating Expense Limitation Agreement under which Angel Oak has undertaken to waive a portion of its fees to the benefit of Fund shareholders to the extent necessary in accordance with the terms of the Operating Expense Limitation Agreement. The Board also considered matters with respect to the brokerage practices of Angel Oak, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.

Following further discussion and the consideration of questions raised by the Independent Trustees, the Trustees determined that they had received sufficient information relating to the Fund to consider the approval of the Investment Advisory Agreement. It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them for use at the Meeting with respect to the proposed contract and the presentation of the representatives of Angel Oak. In reaching their conclusion with respect to the approval of the Investment Advisory Agreement and the level of fees to be paid under the Agreement, the Trustees did not identify any one single factor as being controlling, but rather, the Trustees took note of a combination of factors that had influenced their decision making process. They noted the level and quality of investment advisory services provided by Angel Oak to the Angel Oak Funds, and they found that these services will benefit the Fund and its shareholders and also reflected management’s overall commitment to the growth and development of the Fund.

4. Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment Plan (the “Plan”), distributions of dividends and capital gains are automatically reinvested in Shares of the Fund by Fund Services, as Plan Agent. Unless a Shareholder indicates another option on the account application or otherwise opts-out, Shareholders holding at least one full Share of the Fund will be automatically enrolled in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution payable either in cash or in Shares of the Fund and the market price of Shares on the payment date for the distribution or dividend equals or exceeds the Fund’s NAV per Share, the Fund will issue Shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive Shares purchased by the Plan Agent on participants’ behalf on the NYSE or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per Share purchase price may exceed NAV, resulting in fewer Shares being acquired than if the Fund had issued new Shares.

There are no brokerage charges with respect to Shares issued directly by the Fund. However, whenever Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees. Currently, dividend reinvestment plan participants that direct the sale of Shares through the Plan Agent are subject to a $25.00 fee plus a sales commission of $4.95.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Purchases of additional Shares of the Fund will be made on the open market. There is no transaction fee, and each participant will pay a pro rata share of brokerage commissions incurred in connection with purchases made on the open market. Shareholders can also sell Fund Shares held in the Plan account at any time by contacting the Plan Agent by telephone or in writing. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on the settlement date, which is three business days after your Shares have been sold. If you choose to sell your Shares through your broker, you will need to request that the Plan Agent electronically transfer your Shares to your broker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone or in writing. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your Shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional Shares and send you the proceeds, less a fee currently set at $25.00 and less a sales commission currently set at $4.95. If a Shareholder does not maintain at least one whole Share in the Plan account, the Plan Agent may terminate such Shareholder’s participation in the Plan after written notice. Upon termination, Shareholders will be sent a check for the cash value of any fractional Share in the Plan account, less any applicable broker commissions and taxes. Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 60 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 60 days before the record date for the payment of any dividend or distribution by the Fund.

All correspondence or additional information about the Plan should be directed to Fund Services in writing at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

5. Compensation of Trustees

Each Trustee who is not an “interested person” of the Trust (i.e., an “Independent Trustee”) receives an annual retainer of $50,000 (pro-rated for any periods less than one year), paid quarterly as well as $10,000 for attending each regularly scheduled meeting in person in connection with his or her service on the Board of the Trust and other funds advised by the Adviser. In addition, each Committee Chairman receives additional annual compensation of $12,000 (pro-rated for any periods less than one year). Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-444-9243.

6. Trustees and Officers

The business of the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trust is c/o Angel Oak Capital Advisors, LLC, 3344 Peachtree Road NE, Suite 1725, Atlanta, GA 30326. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-751-4324.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(2)
Ira P. Cohen 1959	Independent Trustee, Chairman	Trustee since 2018, Chairman since 2018; indefinite terms	Executive Vice President, Recognos Financial (investment industry data analysis provider) (since 2015); Independent financial services consultant (since 2005).	6	Trustee, Valued Advisers Trust (since 2010) (12 portfolios); Trustee, Griffin Institutional Access Credit Fund (since 2017); Trustee, Griffin Institutional Access Real Estate Access Fund (since 2014); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017).
Alvin R. Albe, Jr. 1953	Independent Trustee	Since 2018; indefinite term	Retired; Senior Advisor, The TCW Group, Inc. (asset manager) (2008 – 2013).	6	Director, Syntroleum Corporation (renewable energy firm) (1988 –2014); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017).

(1)	The Fund Complex includes the Fund, each series of Angel Oak Funds Trust, and Angel Oak Strategic Credit Fund.
(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Keith M. Schappert 1951	Independent Trustee	Since 2018; indefinite term	President, Schappert Consulting LLC (investment industry consulting) (since 2008).	6	Trustee, Mirae Asset Discovery Funds (since 2010) (4 portfolios); Trustee, Metropolitan Series Fund, Inc. (2009 – 2015) (30 portfolios); Trustee, Met Investors Series Trust (2012 – 2015) (45 portfolios); Director, Commonfund Capital, Inc. (since 2015); Director, The Commonfund (since 2012); Director, Calamos Asset Management, Inc. (2012 – 2017); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017).
Andrea N. Mullins 1967	Independent Trustee	Since 2019; indefinite term	Private Investor; Independent Contractor, SWM Advisors (since 2014); Retired from Eagle Funds in 2010 as Chief Financial Officer	6	Trustee, Valued Advisors Trust (since 2013, Chairperson since 2017) (12 portfolios); Trustee, Angel Oak Funds Trust (since 2019); Trustee, Angel Oak Strategic Credit Fund (since 2019).
Interested Trustees
Sreeniwas (Sreeni) V. Prabhu 1974	Interested Trustee	Since 2018; indefinite term	Chief Investment Officer, Managing Partner, Co-Founder, Angel Oak Capital Advisors, LLC (since 2009).	6	Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017).
Samuel R. Dunlap, III 1979	Interested Trustee	Since 2019; indefinite term	Managing Director and Senior Portfolio Manager, Angel Oak Capital Advisors, LLC (since 2009)	6	Trustee, Angel Oak Funds Trust (since 2019); Trustee, Angel Oak Strategic Credit Fund (since 2019).

(1)	The Fund Complex includes the Fund, each series of Angel Oak Funds Trust, and Angel Oak Strategic Credit Fund.
(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers of the Trust
Dory S. Black, Esq. 1975	President	Since 2018; indefinite term	General Counsel, Angel Oak (since 2014); General Counsel, EARNEST Partners, LLC (investment management firm) (2014); Vice-President and Assistant General Counsel, GE Asset Management Incorporated (2004 – 2014).
Adam Langley 1967	Chief Compliance Officer	Since 2018; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015); Chief Compliance Officer, Angel Oak Strategic Credit Fund (since 2017); Chief Compliance Officer, Angel Oak Capital Partners II, LLC (since 2016); Chief Compliance Officer, Buckhead One Financial Opportunities, LLC (since 2015); Chief Compliance Officer of Falcons I, LLC (since 2018); Chief Compliance Officer of Hawks I, LLC (since 2019); Compliance Manager, Invesco Advisers, Ltd. (2013 – 2015).
Lu Chang, CFA, FRM, CAIA 1975	Secretary	Since 2018; indefinite term	Chief Operations and Risk Officer, Angel Oak Capital Advisors, LLC (since 2014); Vice-President and Finance Manager, Wells Fargo Advisors, LLC (investment advisory firm) (2004 – 2014).
Daniel Fazioli 1981	Treasurer	Since 2018; indefinite term	Chief Accounting Officer, Angel Oak Capital Advisors, LLC (since 2015); Controller, Tang Capital Partners, LP (2014 – 2015); Associate, Goldman Sachs & Company, Inc. (2010 – 2014).

Each Trustee holds office for an indefinite term and until the earlier of: the Fund’s next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Fund’s Amended and Restated Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Fund until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE, Suite 1725

Atlanta, GA 30326

SHAREHOLDER SERVICER

Destra Capital Investments, LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes since the Fund’s inception to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Financial Strategies Income Term Trust

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	9/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	9/30/2019

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date	9/30/2019

*	Print the name and title of each signing officer under his or her signature.